Note 12 - Accounts Payable, Accrued Expenses and Other Liabilities	12 Months Ended
Sep. 30, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 12. ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES

Accounts payable, accrued expenses and other liabilities, current liabilities and non-current, as of September 30, 2013 and 2012, consist of the following:

	September 30,
	2013	2012
Commissions payable	$9,141,000	$7,151,000
Deferred clearing fee credits	138,000	251,000
Telecommunications vendors payable	166,000	75,000
Legal payable	584,000	418,000
Deferred rent payable	220,000	241,000
Accrued compensation	195,000	24,000
Capital lease liability	108,000	279,000
Other vendors	3,134,000	3,121,000
Total	$13,686,000	$11,560,000